STEWARD FUNDS, INC.

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

Steward Covered Call Income Fund

(the “Funds”)

Supplement dated July 27, 2018 to the Currently Effective Prospectus and Statement of Additional Information dated December 13, 2017

This Supplement reports the following changes to information in the Funds’ Prospectus and Statement of Additional Information dated December 13, 2017.

The address for the Funds and the principal offices for Crossmark Global Investments, Inc., Crossmark Distributors, Inc. and Crossmark Consulting, LLC is now:

15375 Memorial Dr., Suite 200

Houston, TX 77079

Please retain this Supplement for future reference.